IMPAIRMENT OF LONG TERM ASSETS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
IMPAIRMENT OF LONG TERM ASSETS [Abstract]
Impairment losses on vessels and equipment		$ 121,443	$ 0	$ 0
Suezmax doublehull vessels impaired		5
Number of vessels disposed of	1	4